Note 13 - Stock Option and Incentive Plan (Details) - Fair Value of Stock Option Grants	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Stock Option Grants [Abstract]
Weighted-average volatility	105.50%	105.50%
Expected dividends	0.00%	0.00%
Expected life (years)	2 years	2 years 328 days
Weighted-average risk-free interest rate	0.30%	0.25%